Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of cash receipts from operating activities
Cash receipts from sales of goods and rendering of services		$ 1,940,720	$ 2,044,746	$ 2,284,514
Cash receipts from premiums and benefits, annuities and other benefits from policies entered		14,763	2,925	2,140
Cash receipts derived from sub-leases		188	361	0
Classes of Payments
Cash payments to suppliers for the provision of goods and services		(1,358,347)	(1,284,204)	(1,226,091)
Cash payments to and on behalf of employees		(161,862)	(195,782)	(205,590)
Cash payments relating to variable leases		(1,117)	(1,037)	0
Other payments related to operating activities		(87,278)	(25,218)	(21,240)
Net cash generated from operating activities		347,067	541,791	833,733
Dividends received		5,387	14,449	8,815
Interest paid		(81,567)	(70,963)	(59,565)
Interest paid on lease liabilities		(1,133)	(1,537)	0
Interest received		17,046	25,809	22,533
Income taxes paid		(200,624)	(173,319)	(240,115)
Other cash inflows	[1]	96,058	90,741	(40,562)
Net cash generated from operating activities		182,234	426,971	524,839
Cash flows from (used in) investing activities
Cash flows arising from the loss/gain of control of subsidiaries and other businesses		20,996	994	68,988
Proceeds from the sale of property, plant and equipment		1,680	487	61
Other payments to acquire interest in joint ventures		(16,949)	(2,600)	(19,989)
Acquisition of property, plant and equipment		(322,242)	(321,324)	(244,693)
Proceeds from sales of intangible assets		8,203	28,126	14,056
Proceeds (payments) related to futures, forward options and swap contracts		(6,902)	1,403	(204)
Purchases of intangible assets		(579)	(2,492)	(74,374)
Loans to related parties		(15,000)	0	0
Other cash inflows (outflows)	[2]	163,702	(190,065)	69,151
Net cash generated used in investing activities		(167,091)	(485,471)	(187,004)
Cash flows generated from (used in) financing activities
Repayment of lease liabilities		(8,015)	(7,221)	0
Proceeds from long-term loans		400,000	450,000	256,039
Proceeds from short-term loans		0	0	120,000
Repayment of borrowings		(264,122)	(7,096)	(213,000)
Dividends paid		(221,995)	(329,787)	(550,352)
Net cash generated (used in) from financing activities		(94,132)	105,896	(387,313)
Net (decrease) increase in cash and cash equivalents before the effect of changes in the exchange rate		(78,989)	47,396	(49,478)
Effects of exchange rate fluctuations on cash and cash equivalents		(439)	(14,932)	(24,894)
(Decrease) increase in cash and cash equivalents		(79,428)	32,464	(74,372)
Cash and cash equivalents at beginning of period		588,530	556,066	630,438
Cash and cash equivalents at end of period		$ 509,102	$ 588,530	$ 556,066

[1]	Other inflows of cash from operating activities include net increases (decreases) of value added tax, banking expenses, expenses associated with obtaining loans and taxes associated with interest payments.
[2]	Other inflows (outflows) of cash include investments and redemptions of time deposits and other financial instruments that do not qualify as cash and cash equivalent in accordance with IAS 7, paragraph 7, since they mature in more than 90 days from the original investment date.